Consolidated Statement of Changes in Equity - USD ($)	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated (deficit)/ surplus [Member]
Balance at Dec. 31, 2012	$ 108,390,989	$ 80,495	$ 116,992,857	$ 0	$ (8,682,363)
Balance (in shares) at Dec. 31, 2012		8,049,500
Shareholder contributions	500	$ 5	495	0	0
Shareholder contributions (in shares)		500
Net proceeds from equity offering	128,429,204	$ 100,000	128,329,204	0	0
Net proceeds from equity offering (in shares)		10,000,000
Share based compensation	571,321		571,321
Dividend payments	(1,191,300)		(1,191,300)
Profit (loss) for year	(3,842,603)	$ 0	0	0	(3,842,603)
Balance at Dec. 31, 2013	232,358,111	$ 180,500	244,702,577	0	(12,524,966)
Balance (in shares) at Dec. 31, 2013		18,050,000
Net proceeds from equity offering	102,711,933	$ 80,500	102,631,433	0	0
Net proceeds from equity offering (in shares)		8,050,000
Share based compensation	1,383,121	$ 0	1,383,121	0	0
Repurchase of common stock	(1,278,546)			(1,278,546)
Repurchase of common stock (in shares)		(119,400)
Dividend payments	(9,635,000)	$ 0	(9,635,000)	0	0
Dividend payments (in shares)		0
Profit (loss) for year	1,660,474	$ 0	0	0	1,660,474
Balance at Dec. 31, 2014	$ 327,200,093	$ 261,000	339,082,131	(1,278,546)	(10,864,492)
Balance (in shares) at Dec. 31, 2014	25,980,600	25,980,600
Share based compensation	$ 1,436,505	$ 0	1,436,505	0	0
Dividend payments	(12,980,285)	$ 2,297	(2,292,266)	0	(10,690,316)
Dividend payments (in shares)		229,711
Profit (loss) for year	31,954,965	$ 0	0	0	31,954,965
Balance at Dec. 31, 2015	$ 347,611,278	$ 263,297	$ 338,226,370	$ (1,278,546)	$ 10,400,157
Balance (in shares) at Dec. 31, 2015	26,210,311	26,210,311